NOTE 8: INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	$ 71,617
Intangible assets, ending	254,640	$ 71,617
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	441,893	506,093	$ 506,093
Impairment	(93,757)	(64,200)
Additions	356,239
Intangible assets, ending	704,375	441,893	506,093
Cost | Patient Records
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	292,093	292,093	292,093
Impairment	(73,756)	0
Additions	171,243
Intangible assets, ending	389,580	292,093	292,093
Cost | Trademarks and Domain Names
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	98,700	141,000	141,000
Impairment	(20,001)	(42,300)
Additions	184,996
Intangible assets, ending	263,695	98,700	141,000
Cost | Management Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	51,100	73,000	73,000
Impairment	0	(21,900)
Additions	0
Intangible assets, ending	51,100	51,100	73,000
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(370,276)	(256,097)	(156,593)
Amortization	(79,459)	(114,179)	(99,504)
Intangible assets, ending	(449,735)	(370,276)	(256,097)
Accumulated Amortization | Patient Records
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(220,476)	(149,097)	(92,393)
Amortization	(79,459)	(71,379)	(56,704)
Intangible assets, ending	(299,935)	(220,476)	(149,097)
Accumulated Amortization | Trademarks and Domain Names
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(98,700)	(70,500)	(42,300)
Amortization	0	(28,200)	(28,200)
Intangible assets, ending	(98,700)	(98,700)	(70,500)
Accumulated Amortization | Management Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(51,100)	(36,500)	(21,900)
Amortization	0	(14,600)	(14,600)
Intangible assets, ending	(51,100)	(51,100)	(36,500)
Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	71,617	249,996
Intangible assets, ending	254,640	71,617	249,996
Carrying Amount | Patient Records
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	71,617	142,996
Intangible assets, ending	89,645	71,617	142,996
Carrying Amount | Trademarks and Domain Names
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	0	70,500
Intangible assets, ending	164,995	0	70,500
Carrying Amount | Management Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	0	36,500
Intangible assets, ending	$ 0	$ 0	$ 36,500